NATURE OF OPERATIONS	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	NATURE OF OPERATIONS

The Company and its Operations

Bionik Laboratories Corp. (formerly Drywave Technologies Inc., the “Company” or “Bionik”) was incorporated on January 8, 2010 in the State of Colorado as Strategic Dental Management Corp. On July 16, 2013, the Company changed its name to Drywave Technologies Inc. (“Drywave”) and its state of incorporation from Colorado to Delaware. Effective February 13, 2015, the Company changed its name to Bionik Laboratories Corp. and reduced the authorized number of shares of common stock from 200,000,000 to 150,000,000. Concurrently, the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. The unaudited condensed consolidated financial statements consolidate the Company and its wholly-owned subsidiaries Bionik Laboratories Inc. (“Bionik Canada”) and Bionik Acquisition Inc.

The Company is a bioengineering research and development company targeting diseases and injuries that impact human mobility. The Company is working towards its first product, which will be the “ARKE”, a robotic pair of exoskeleton legs to be used for rehabilitation purposes and potentially for day-to-day use as a replacement for a wheelchair.

These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), which contemplates continuation of the Company as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

On February 26, 2015, the Company finalized a Share Exchange Agreement whereby Bionik Canada issued 50,000,000 Exchangeable Shares, representing a 3.14 exchange ratio, for 100% of the common shares of Bionik Canada (the “Merger”). The Exchangeable Shares are exchangeable at the option of the holder, each into one share of the common stock of the Company. In addition the Company issued one Special Preferred Voting Share (the “Special Preferred Share”) (Note 8).

As a result of the shareholders of Bionik Canada having a controlling interest in the Company subsequent to the Merger, for accounting purposes the Merger does not constitute a business combination. The transaction has been accounted for as a recapitalization of the Company with Bionik Canada being the accounting acquirer even though the legal acquirer is Bionik, accordingly, the historic financial statements of Bionik Canada are presented as the comparative balances for the period prior to the Merger.

References to the Company refer to the Company and its wholly-owned subsidiaries, Bionik Acquisition Inc. and Bionik Canada. References to Drywave relate to the Company prior to the Merger.

The Company has not yet realized any revenues from its planned operations. As at June 30, 2015, the Company had a working capital surplus of $9,204,368 (December 31, 2014 - a working capital deficit of $128,361) and shareholders’ equity of $9,318,912 (December 31, 2014 - a shareholder’s deficiency of $50,439) and incurred a net loss and comprehensive loss of $3,641,241 for the six month period ended June 30, 2015 (June 30 2014 - $790,197).  Further, the Company expects that the ARKE will be categorized as a Class II medical device with the U.S. Food and Drug Administration (“FDA”) and accordingly will be subject to FDA regulations, guidelines and the FDA’s Quality System Regulation (“QSR”) in order to market and sell their product in the U.S. The costs of obtaining the necessary FDA approval and maintaining compliance with the FDA could be significant.

The Company’s principal offices are located at 483 Bay Street, N105, Toronto, Ontario, M5G 2C9.

1.	NATURE OF OPERATIONS

The Company and its Operations

Bionik Laboratories Inc. (the “Company” or “Bionik”) is a Canadian private company incorporated under the Canada Business Corporation Act on March 24, 2011 and domiciled in Ontario, Canada. The Company’s registered head office is located at 483 Bay Street, N105, Toronto, Ontario, M5G 2C9.

The Company is a bioengineering research and development company targeting diseases and injuries that impact human mobility. The Company is working towards its first market ready product, which will be the “ARKE”, a robotic pair of exoskeleton legs to be used for rehabilitation purposes and potentially for day-to-day use as a replacement for a wheelchair.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"), which contemplates continuation of the Company as a going concern, which assumes the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

The Company has not yet realized any revenues from its planned operations. As December 31, 2014 the Company has a working capital deficit of $128,361 (March 31, 2014 - $781,378) and shareholders’ deficit of $50,439 (March 31, 2014 - $774,626), incurred a net loss and comprehensive loss of $2,489,137 for the period ended December 31, 2014 (December 31, 2013 - $1,429,108; year ended March 31, 2014 - $1,433,485; year ended March 31, 2013 - $914,046).  Further, the Company plans to initially categorize the ARKE as a Class I or Class II medical device with the U.S. Food and Drug Administration (“FDA”) and accordingly will be subject to FDA regulations, guidelines and the FDA’s Quality System Regulation (“QSR”) in order to market and sell their product in the U.S. The costs of obtaining the necessary FDA approval and maintaining compliance with the FDA could be significant, see Note 12.